Supplier	12 Months Ended
Dec. 31, 2022
Supplier
Supplier

19.       Supplier

Accounts payable to suppliers are obligations payable for goods or services that were acquired in the usual course of business. They are initially recognized by fair value and subsequently measured by amortized cost using the effective interest rate method. Given the short maturity of these obligations, in practical terms, they are usually recognized at the value of the corresponding invoice.

	2022	2021

Supplier	4,237,229	3,267,404

Local currency	3,940,624	3,063,458
Suppliers of materials and services (i)	3,842,435	2,966,897
Interconnection (ii)	67,724	65,464
Roaming (iii)	1,857	212
Co-billing (iv)	28,608	30,885

Foreign currency	296,605	203,946
Suppliers of materials and services (i)	161,042	153,082
Roaming (iii)	135,563	50,864

Current portion	4,237,229	3,267,404

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(iv)	Refers to calls made by the customer when choosing another long-distance operator.

The company entered into contracts with banks to assist its suppliers who requested drawee risk operations. In such operations, suppliers transfer their credit rights against the Company to the banks, with no right of recourse, aiming to receive them in advance by applying a discount. After carrying out the operations, the Company currently has the banks as creditors of the notes assigned by the suppliers in the original value and term of the assigned credit rights, without any associated financial charge or benefit. Trade notes payable related to these operations remain classified under “suppliers”. As of December 31, 2022, the Company has approximately R$ 260 million (R$ 350 million as of December 31, 2021) related to the drawee risk operation.